COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 18, 2022 USD ($)	Jul. 27, 2020 item
Maximum number of demands for registration of securities | item				3
Cash underwriting discount per unit | $ / shares	$ 0.20	$ 0.20
Cash underwriting discount paid	$ 4,600,000	$ 4,600,000
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable	$ 8,050,000	$ 8,050,000
2025 convertible senior notes
Aggregate principal amount			$ 25,000,000
Stated percentage			13.00%
Merger Agreement
Available Cash Amount	$ 320,000,000	$ 320,000,000
Backstop Subscription Agreement
Number of shares subscribed by PIPE investors as a part of merger agreement | shares	2,500,000	2,500,000
Aggregate purchase price/PIPE Investment	$ 25,000,000	$ 25,000,000
Purchase price per share | $ / shares	$ 10.00	$ 10.00
Sponsor
Stated percentage			12.00%
Sponsor | 2025 convertible senior notes
Stated percentage			12.00%
Sponsor | Merger Agreement
Share Price | $ / shares	$ 12.00	$ 12.00
OCM Tempo Holdings, LLC
Aggregate purchase price/PIPE Investment			$ 175,000,000
Stated percentage			13.00%
PIPE Investment Under Subscription Agreement
Number of shares subscribed by PIPE investors as a part of merger agreement | shares		8,200,000
Aggregate purchase price/PIPE Investment		$ 82,000,000
PIPE Investment Under Subscription Agreement | Sponsor | Note Subscription Agreement
Aggregate purchase price/PIPE Investment		$ 25,000,000
Stated percentage		12.00%